Environmental Rehabilitation Obligation - Schedule of Reconciliation of Obligations Associated Retirement Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation of Obligations Associated Retirement Properties [Abstract]
Balance, beginning	$ 9,639	$ 6,442
Reclamation expenditures	(1,131)	(819)
Addition to provision		1,175
Revision to provision	1,403	2,728
Unwinding of discount of environmental rehabilitation	194	139
Foreign exchange impact	491	(26)
Balance, ending	$ 10,596	$ 9,639